Accrued Expenses And Other (Schedule Of Accrued Expenses And Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other [Abstract]
Advance payments from customers	€ 29,621	€ 28,272
Accrual for employee contract termination benefits		2,065
Accrual for onerous contracts	446	1,449
Deferred revenue	6,340	4,367
Accrual for salaries, wages and related taxes and expenses	60,039	47,060
Interest payable	1,881	2,102
Payables arising from acquisition of property, plant and equipment	20,509	18,251
Other	34,054	13,835
Total accrued expenses and other	€ 152,890	€ 117,401